Shareholders' Equity (Details)					12 Months Ended
		Dec. 05, 2023 USD ($)	Apr. 03, 2023 USD ($) $ / shares shares	Apr. 03, 2023 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 04, 2023 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares	Apr. 20, 2023 $ / shares shares	Nov. 25, 2022 USD ($)	Nov. 25, 2022 HKD ($)	Nov. 21, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized	[1]				500,000,000	500,000,000
Ordinary shares outstanding	[1]				15,625,000	11,475,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares	[1]				$ 0.0001	$ 0.0001
Common stock, shares value (in Dollars) | $	[1]				$ 1,563	$ 1,148
Ordinary shares issued	[1]				15,625,000	11,475,000
IPO Investors at the consideration			$ 794,903	$ 6,240,000
Net proceeds (in Dollars) | $		$ 10,133,680
Underwriting discounts and offering expenses (in Dollars) | $		1,366,320
Gross proceeds (in Dollars) | $		11,500,000
IPO costs capitalized (in Dollars) | $						$ 442,762
Deferred IPO cost charged to additional paid-in capital (in Dollars) | $					$ 2,156,587
Debt due from capital contributions												$ 2,025,475	$ 15,900,000
Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			80,000								11,385,000
Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			10,000								1,265,000
Shareholders [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares issued											12,650,000
Subdivide shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized														10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares														$ 0.0001
Subdivide shares [Member] | Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			80,000								11,385,000
Share Capital [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized						500,000,000								500,000,000
Ordinary shares outstanding							11,475,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001							$ 0.0001
Ordinary shares issued						11,475,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding					15,625,000	11,475,000	11,475,000				15,625,000				1,721,250
Numbers of ordinary shares par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares issued											15,625,000
Ordinary Shares [Member] | Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			10,000								1,265,000
Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized					50,000
Ordinary shares outstanding					1
Numbers of ordinary shares par value (in Dollars per share) | $ / shares					$ 1
Ordinary Shares [Member] | Subdivide shares [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares														$ 1
Ordinary Shares [Member] | Share Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding														10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares														$ 0.0001
Common stock, shares value (in Dollars) | $						$ 50,000								$ 50,000
Ordinary shares issued														10,000
IPO [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares					$ 4
Ordinary shares issued									2,500,000
Price per share (in Dollars per share) | $ / shares									$ 4
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									375,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued								375,000
Price per share (in Dollars per share) | $ / shares								$ 4		$ 4
Gross proceeds (in Dollars) | $		$ 11,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.